Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,760,300
Previously Paid Amount	0.00
Total Fee Amount	6,871.90
Total Offset Amount	0.00
Net Fee	6,871.90
Narrative - Max Aggregate Offering Price	$ 49,760,300
Final Prospectus	true